Revenues - geographical distribution of revenues from external customers (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 13,832,556	$ 2,789,650	$ 4,201,685
CANADA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			259,149
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			3,804,248
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			138,288
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			1,198,983
Sale of electric boats | CANADA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			259,149
Sale of electric boats | UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			801,546
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			138,288
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			3,002,702
Rental of electric boats | UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			$ 3,002,702